Joint Ventures in E&P Activities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint operations [abstract]
Summary of interests in joint arrangements	The partnerships formed in 2018 and 2019 are described below:

Consortium	Location	% Petrobras	% Partners		Operator	Year	Additional Information	ANP Bonus Petrobras portion
Tartaruga Verde Módulo III Espadarte	Campos Basin	50%	Petronas – 50%		Petrobras	2019	Concession – Disposal of 50% to Petronas	N/A
Búzios	Santos basin pre-salt	90%	CNODC – 5 CNOOC – 5	% %	Petrobras	2019	Production sharing – Transfer of Rights Surplus Production ANP Bidding Round	14,912
C-M-477	Campos Basin	70%	BP – 30%		Petrobras	2019	Concession - 16ª ANP Bidding Round	348
Aram	Santos basin pre-salt	80%	CNODC – 20%		Petrobras	2019	Production sharing - 6ª ANP Bidding Round	982
Roncador	Campos Basin	75%	Equinor – 25%		Petrobras	2018	Concession – Disposal of 25% to Equinor	N/A
Uirapuru	Santos basin pre-salt	30%	ExxonMobil – 28 Equinor – 28 Petrogal – 14	% % %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	201
Dois Irmãos	Campos basin pre-salt	45%	BP – 30 Equinor – 25	% %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	46
Três Marias	Santos basin pre-salt	30%	Shell – 40 Chevron – 30	% %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	8
C-M-657	Campos Basin	30%	Exxon – 40 Equinor – 30	% %	Petrobras	2018	Concession - 15ª ANP Bidding Round	162
C-M-709	Campos Basin	40%	Exxon – 40 Equinor – 20	% %	Petrobras	2018	Concession - 15ª ANP Bidding Round	152
C-M-789	Campos Basin	30%	Exxon – 40 Qatar – 30	% %	Exxon	2018	Concession - 15ª ANP Bidding Round	215
C-M-753	Campos Basin	30%	Exxon – 40 Qatar – 30	% %	Exxon	2018	Concession - 15ª ANP Bidding Round	25
POT-M-859 POT-M-952	Potiguar basin	60%	Shell – 40%		Petrobras	2018	Concession - 15ª ANP Bidding Round	5
Lapa (BM-S-9A)	Santos basin pre-salt	10%	Total – 35 Shell – 30 Repsol Sinopec – 25	% % %	Total	2018	Concession - Disposal of 35% to Total	N/A
Iara (BM-S-11A)	Santos basin pre-salt	42,50%	Shell – 25 Total – 22,50 Petrogal – 10	% % %	Petrobras	2018	Concession - Disposal of 22,50% to Total	N/A

Summary of joint production arrangements	The following table presents the production referring to Petrobras’s participation in the joint ventures in which it is an operator:

Field	Location	% Petrobras	% Partners	Operator	Petrobras production portion in 2019 (boed)	Regime
Lula	Santos basin pre-salt	67,50%	Shell – 23,2% Petrogal – 9,3%	Petrobras	768.225	Concession
Roncador	Campos basin	75%	Equinor – 25%	Petrobras	144.870	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	Petrobras	134.666	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	Petrobras	20.010	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	Petrobras	17.326	Production sharing
Papa-Terra	Campos basin	62,50%	Chevron - 37,5%	Petrobras	10.911	Concession
Manati	Camamu basin	35%	Enauta Energia S.A. – 45% Brasoil – 10% Geopark – 10%	Petrobras	7.903	Concession
Berbigão	Santos basin pre-salt	42,50%	Shell – 25% Total – 22,5% Petrogal – 10%	Petrobras	765	Concession